Summary of Share Repurchases (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 24, 2012	Dec. 31, 2013	Dec. 31, 2012
Share Repurchases [Line Items]
Total number of shares repurchased	370,925	2,103,214
Dollar amount of shares repurchased	$ 3,869	$ 43,411	$ 3,869
Average price paid per share		$ 20.64
Minimum
Share Repurchases [Line Items]
Average price paid per share		$ 15.89
Maximum
Share Repurchases [Line Items]
Average price paid per share		$ 26.16